Goodwill and Intangible Assets - Net - Summary of Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Liabilities [Line Items]
Gross Carrying Value	$ 671,086	$ 665,786	$ 665,764
Accumulated Amortization	(364,991)	(323,368)	(263,142)
Net Carrying Value	306,095	$ 342,418	402,622
Minimum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years		3 years
Maximum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years		20 years
Proprietary knowledge [Member]
Finite-Lived Intangible Liabilities [Line Items]
Gross Carrying Value	289,300	$ 289,300	289,300
Accumulated Amortization	(189,474)	(171,686)	(145,430)
Net Carrying Value	$ 99,826	$ 117,614	$ 143,870
Proprietary knowledge [Member] | Minimum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	10 years	10 years	10 years
Proprietary knowledge [Member] | Maximum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	15 years	15 years	15 years
Trademarks [Member]
Finite-Lived Intangible Liabilities [Line Items]
Gross Carrying Value	$ 223,840	$ 223,140	$ 223,140
Accumulated Amortization	(120,454)	(108,096)	(90,408)
Net Carrying Value	$ 103,386	$ 115,044	$ 132,732
Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	5 years	5 years	5 years
Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	20 years	20 years	20 years
Customer Relationships [Member]
Finite-Lived Intangible Liabilities [Line Items]
Gross Carrying Value	$ 146,870	$ 142,270	$ 142,270
Accumulated Amortization	(48,917)	(39,084)	(25,516)
Net Carrying Value	$ 97,953	$ 103,186	$ 116,754
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	15 years	15 years	15 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	19 years	19 years	19 years
Patents [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	10 years	10 years	10 years
Gross Carrying Value	$ 7,000	$ 7,000	$ 7,000
Accumulated Amortization	(2,927)	(2,132)	(955)
Net Carrying Value	4,073	4,868	6,045
Other intangible [Member]
Finite-Lived Intangible Liabilities [Line Items]
Gross Carrying Value	4,076	4,076	4,054
Accumulated Amortization	(3,219)	(2,370)	(833)
Net Carrying Value	$ 857	$ 1,706	$ 3,221
Other intangible [Member] | Minimum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	3 years	3 years	3 years
Other intangible [Member] | Maximum [Member]
Finite-Lived Intangible Liabilities [Line Items]
Lives in Years	15 years	15 years	15 years